UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     August 11, 2000

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 	77

Form 13F Information Table Value Total: 	411,499

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109     4278   135263 SH       SOLE                                     135263
Abbott Laboratories            COM              002824100     2433    54600 SH       SOLE                                      54600
American Express Co Com        COM              025816109     8853   169837 SH       SOLE                                     169837
American Intl Group Com        COM              026874107      211     1794 SH       SOLE                                       1794
Amgen Inc                      COM              031162100    24894   354357 SH       SOLE                                     354357
Astrazeneca Plc Sponsored Adr  COM              046353108      209     4500 SH       SOLE                                       4500
BP Amoco P L C Sponsored Adr   COM              055622104     4904    86692 SH       SOLE                                      86692
Bank Of America Corp New       COM              060505104      648    15080 SH       SOLE                                      15080
Bell Atlantic Corp             COM              077853109      904    17791 SH       SOLE                                      17791
Bell South Corp NFSC           COM              079860102      324     7600 SH       SOLE                                       7600
Berkshire Hathaway Inc Del Cl  COM              084670108      323        6 SH       SOLE                                          6
Berkshire Hathaway Inc Del Cl  COM              084670207     5926     3367 SH       SOLE                                       3367
Capital Crossing Bk Com        COM              140071101      105    10240 SH       SOLE                                      10240
Chase Manhattan                COM              16161A108     2354    51102 SH       SOLE                                      51102
Chelsea GCA Realty Inc Com     COM              163262108     2879    83290 SH       SOLE                                      83290
Chevron Corporation Com        COM              166751107     7197    84859 SH       SOLE                                      84859
Cisco Sys Inc                  COM              17275R102    33603   528659 SH       SOLE                                     528659
Citigroup Inc.                 COM              172967101      331     5495 SH       SOLE                                       5495
Coca-Cola                      COM              191216100     3332    58015 SH       SOLE                                      58015
Colgate Palmolive              COM              194162103      236     3948 SH       SOLE                                       3948
Countrywide Cr Ind Del Com     COM              222372104      512    16895 SH       SOLE                                      16895
Dell Computer                  COM              247025109    15194   308122 SH       SOLE                                     308122
Developers Divers Rlty Com     COM              251591103     1906   127575 SH       SOLE                                     127575
Du Pont E I De Nemours Com     COM              263534109     1992    45529 SH       SOLE                                      45529
Duke Energy Corp               COM              264399106     1019    18075 SH       SOLE                                      18075
Duke Realty, Inc.              COM              264411505      501    22375 SH       SOLE                                      22375
E M C Corp Mass Com            COM              268648102     1343    17460 SH       SOLE                                      17460
Eli Lilly & Co.                COM              532457108      392     3925 SH       SOLE                                       3925
Ericsson L M Tel Co Adr Cl B S COM              294821400    23962  1198120 SH       SOLE                                    1198120
Exxon Mobil Corp Com           COM              30231G102    12360   157455 SH       SOLE                                     157455
Fannie Mae                     COM              313586109     4652    89146 SH       SOLE                                      89146
Federal Realty                 COM              313747206      482    24100 SH       SOLE                                      24100
Freddie Mac                    COM              313400301     5807   143395 SH       SOLE                                     143395
GTE Corp                       COM              362320103     1985    31893 SH       SOLE                                      31893
General Electric Co            COM              369604103     8238   155430 SH       SOLE                                     155430
Gillette                       COM              375766102     4206   120393 SH       SOLE                                     120393
Gulf West Banks Inc Com        COM              402582100      179    22434 SH       SOLE                                      22434
Healthcare Rlty Tr Com         COM              421946104     1450    84950 SH       SOLE                                      84950
Home Depot                     COM              437076102    10083   201914 SH       SOLE                                     201914
Inchorus.com Com               COM              45325P107        6    12000 SH       SOLE                                      12000
Intel                          COM              458140100    41498   310411 SH       SOLE                                     310411
International Business Machine COM              459200101      535     4886 SH       SOLE                                       4886
Johnson & Johnson              COM              478160104     1334    13098 SH       SOLE                                      13098
Lucent Technologies Com        COM              549463107     5996   101198 SH       SOLE                                     101198
MCI Worldcom Inc Com           COM              98157D106     9480   206648 SH       SOLE                                     206648
Meditrust Sh Ben Int           COM              58501T306      234    62291 SH       SOLE                                      62291
Merck & Co, Inc.               COM              589331107    10438   136220 SH       SOLE                                     136220
Microsoft                      COM              594918104    14462   180781 SH       SOLE                                     180781
Morgan J P & Co Inc Com        COM              616880100     1058     9611 SH       SOLE                                       9611
Nasdaq 100 Tr Unit Ser 1       COM              631100104      824     8839 SH       SOLE                                       8839
Nike Inc Cl B                  COM              654106103     1076    27035 SH       SOLE                                      27035
Nokia Corp Sponsored Adr       COM              654902204    18621   372876 SH       SOLE                                     372876
Nortel Networks Corp New       COM              656568102     8401   123085 SH       SOLE                                     123085
Nouveau Intl Inc Com           COM              66976T107        1    19006 SH       SOLE                                      19006
Oracle Corp Com                COM              68389X105    28201   335478 SH       SOLE                                     335478
Payless Cashways Inc Com Par $ COM              704378405       35    23900 SH       SOLE                                      23900
Pfizer                         COM              717081103    18529   386030 SH       SOLE                                     386030
Physicians Specialty Com       COM              718934102        0    17956 SH       SOLE                                      17956
Proctor & Gamble               COM              742718109      203     3553 SH       SOLE                                       3553
Royal Dutch Pete. (Shell)      COM              780257804     1118    18159 SH       SOLE                                      18159
SBC Communications Inc         COM              78387G103     3557    82243 SH       SOLE                                      82243
SLM - USA Ed Inc               COM              90390U102     9270   247618 SH       SOLE                                     247618
Schering Plough                COM              806605101     9017   178546 SH       SOLE                                     178546
Sun Microsystems Inc           COM              866810104     2769    30453 SH       SOLE                                      30453
SunTrust Banks                 COM              867914103      330     7215 SH       SOLE                                       7215
Teco Energy Inc.               COM              872375100     1194    59500 SH       SOLE                                      59500
Telecom Arg Stet-Fra Spns Adr  COM              879273209      278    10100 SH       SOLE                                      10100
Texaco                         COM              881694103     5920   111169 SH       SOLE                                     111169
United Dominion Rlty Tr Com    COM              910197102      428    38950 SH       SOLE                                      38950
Utilicorp United Inc.          COM              918005109      913    45925 SH       SOLE                                      45925
Wal-mart Stores Inc            COM              931142103      602    10453 SH       SOLE                                      10453
Walt Disney Co                 COM              254687106     8108   208899 SH       SOLE                                     208899
Wisconsin Energy Corporation   COM              976657106      638    32200 SH       SOLE                                      32200
Wrigley                        COM              982526105     3902    48665 SH       SOLE                                      48665
Texaco Cap LLC Pfd Ser A Mips  PFD              P9132Z107      293    13550 SH       SOLE                                      13550
Cendant Corp Income Prides     PFD CV           151313301     1745    80225 SH       SOLE                                      80225
Kmart Fing I Pfd Trcv 7.75%    PFD CV           498778208      278     7625 SH       SOLE                                       7625